Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(7) ($ in Millions)	Company- Selected Performance Measure (EPS)(8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
2025	4,638,813	6,593,287	1,800,070	2,260,436	392.52	198.23	185.9	7.87
2024	4,334,506	7,096,935	1,769,153	2,566,976	349.21	176.55	183.2	7.20
2023	3,884,131	5,077,889	1,784,636	2,463,709	242.98	128.21	143.3	5.24
2022	3,811,433	2,817,840	1,437,513	1,392,760	173.04	136.72	151.1	5.09
2021	5,040,345	7,442,578	1,259,474	1,286,933	274.27	161.72	141.7	4.38

Company Selected Measure Name	EPS
Named Executive Officers, Footnote

Year	PEO	Non-PEO Named Executive Officers
2025	Brett L. Pharr	Gregory A. Sigrist, Anthony M. Sharett, Charles C. Ingram, and Nadia A. Dombrowski
2024	Brett L. Pharr	Gregory A. Sigrist, Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, and Nadia A. Dombrowski
2023	Brett L. Pharr	Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, and Nadia A. Dombrowski
2022	Brett L. Pharr	Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, Nadia A. Dombrowski, and Kia S. Tang
2021	Bradley C. Hanson	Brett L. Pharr, Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, Kia S. Tang, Sheree S. Thornsberry and Shelly A. Schneekloth

Peer Group Issuers, Footnote	(6)Reflects the cumulative TSR of a $100 investment in our peer group for this Pay versus Performance table, the S&P 600 Financials Index, which is used in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the applicable fiscal year, assuming such investment occurred on October 1, 2020 and all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,638,813	$ 4,334,506	$ 3,884,131	$ 3,811,433	$ 5,040,345
PEO Actually Paid Compensation Amount	$ 6,593,287	7,096,935	5,077,889	2,817,840	7,442,578
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in column (C) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year, by subtracting the amounts in the Reported Value of Equity Award column and adding the amounts in the Equity Award Adjustments column, to determine the “compensation actually paid,” as defined by the SEC:

Year	Reported Summary Compensation Table Total for PEO ($)	Minus Reported Value of Equity Awards(a) ($)	Plus Equity Award Adjustments(b) ($)	Equals Compensation Actually Paid to PEO ($)
2025	4,638,813	2,772,857	4,727,331	6,593,287
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year which are comprised of PSUs and restricted stock granted from 2019 through 2024.
(b)The values provided in the Equity Award Adjustments column were determined as follows:

Year	YE Value of Respective Year Awards Outstanding as of YE ($)	Plus Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	Plus Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Minus Value as of YE for Any Equity Awards Previously Granted that Failed to Vest in the Current Year ($)	Equals Value of Equity Award Adjustments ($)
2025	3,734,249	775,112	217,970	—	4,727,331
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. The fair value or change in fair value, as applicable, of restricted stock units and performance shares was determined by reference to (x) for restricted stock units, the closing price of our common stock on the applicable measurement date, (y) for performance shares (excluding market-conditioned (relative TSR-based) performance shares), and performance-conditioned restricted shares, the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned performance shares, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date.
	(3)The dollar amounts reported in column (D) are the average of the amounts of total compensation reported for our non-PEO named executive officers for fiscal years 2021, 2022, 2023, 2024, and 2025 in the “Total” column of the Summary Compensation Table for the applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 1,800,070	1,769,153	1,784,636	1,437,513	1,259,474
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,260,436	2,566,976	2,463,709	1,392,760	1,286,933
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (E) represent the average amount of “compensation actually paid” to the non-PEO named executive officers for each year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO named executive officers’ average total compensation for each year, by subtracting the amounts in the Average Reported Value of Equity Awards column and adding the amounts in the Average Equity Award Adjustments column, to determine the “compensation actually paid,” as defined by the SEC:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Minus Average Reported Value of Equity Awards(a) ($)	Plus Average Equity Award Adjustments(b) ($)	Equals Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2025	1,800,070	667,924	1,128,290	2,260,436
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, which are comprised of PSUs and restricted stock granted from 2019 through 2024.
(b)The values provided in the Average Equity Award Adjustments column were determined as follows:

Year	Average YE Value of Respective Year Awards Outstanding as of YE ($)	Plus Average Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	Plus Average Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Minus Average Value as of YE for Any Equity Awards Previously Granted that Failed to Vest in the Current Year ($)	Equals Average Value of Equity Award Adjustments ($)
2025	899,499	173,156	55,635	—	1,128,290
	The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.
Compensation Actually Paid vs. Total Shareholder Return
The chart below demonstrates the relationship between the PEO and average non-PEO named executive officers’ compensation actually paid (“CAP”) amounts and the cumulative TSR of the Company.
Compensation Actually Paid and Cumulative TSR

Current PEO	Average for Non-PEO NEOs	TSR

Compensation Actually Paid vs. Net Income
The chart below demonstrates the relationship between CAP amounts for our PEO and average non-PEO named executive officers and our net income.
Compensation Actually Paid and Net Income

Current PEO	Average for Non-PEO NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure
The chart below demonstrates the relationship between CAP amounts for our PEO and average non-PEO named executive officers and our EPS.
Compensation Actually Paid and EPS

Current PEO	Average for Non-PEO NEOs	EPS

Total Shareholder Return Vs Peer Group
The chart below demonstrates the relationship between the cumulative TSR of the Company and the cumulative TSR of the applicable peer group, the S&P 600 Financials Index.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

Pathward Financial, Inc	Peer Group

Tabular List, Table

▶Earnings per Share ▶Net Income ▶Return on Assets ▶Capital Requirements (Basel III Capital Rules)

Total Shareholder Return Amount	$ 392.52	349.21	242.98	173.04	274.27
Peer Group Total Shareholder Return Amount	198.23	176.55	128.21	136.72	161.72
Net Income (Loss)	$ 185,900,000	$ 183,200,000	$ 143,300,000	$ 151,100,000	$ 141,700,000
Company Selected Measure Amount | $ / shares	7.87	7.20	5.24	5.09	4.38
PEO Name	Brett L. Pharr	Brett L. Pharr	Brett L. Pharr	Brett L. Pharr	Bradley C. Hanson
Additional 402(v) Disclosure	The dollar amounts reported in column (B) are the amounts of total compensation reported for the PEO for fiscal years 2021, 2022, 2023, 2024, and 2025 in the “Total” column of the Summary Compensation Table for the applicable year. Reflects the cumulative TSR of a $100 investment in Pathward Financial, Inc. common stock, assuming such investment occurred on October 1, 2020 and all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance. The dollar amounts reported in column (H) represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Non-GAAP Measure Description	(8)The “Company-Selected Measure” (as defined in Item 402(v) of Regulation S-K, is our diluted earnings per share (“EPS”), as reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Requirements (Basel III Capital Rules)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,727,331
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,772,857)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,727,331
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,734,249
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	775,112
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,970
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,128,290
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(667,924)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,128,290
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	899,499
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,156
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,635
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0